Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain	$ 0	$ 435